Lease - Aggregate future minimum rental payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Aggregate future minimum rental payments under non cancelable agreement
2021	¥ 48,501
2022	36,576
2023	14,262
2024	437
Total minimum lease payment	99,776
Less: imputed interest	(5,255)
Total lease liabilities	¥ 94,521	¥ 92,777